Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets - Schedule of Intangible Digital Assets (Details)	9 Months Ended
	Sep. 30, 2025 USD ($)
Schedule of Intangible Digital Assets [Abstract]
Intangible Digital Assets Held – December 31, 2024
Additions	210,728,527	[1]
Dispositions	(921,862)
Gains	246,033,779	[2]
Losses	(192,370)	[2]
Ending Balance – September 30, 2025	$ 455,648,074

[1]	Additions represent initial consideration received as part of the PIPE offering, and purchases of, and staking rewards earned on, Crypto assets held for investment.
[2]	The Company measures gains and losses by each asset held. These include cumulative realized losses of $(146,685), unrealized losses of $(45,685), and unrealized gains of $245,841,410 for the nine months ended September 30, 2025